Document and Entity Information	Mar. 18, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	SYSCO CORP
Amendment Flag	false
Entity Central Index Key	0000096021
Document Type	8-K
Document Period End Date	Mar. 18, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-06544
Entity Tax Identification Number	74-1648137
Entity Address, Address Line One	1390 Enclave Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077-2099
City Area Code	(281)
Local Phone Number	584-1390
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1.00 Par Value
Trading Symbol	SYY
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.25% Notes due June 2023
Trading Symbol	SYY23
Security Exchange Name	NYSE